CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2014
Current Assets
Cash	$ 492,718
Accounts receivable, net	1,295,051
Related party receivables	83,375
Prepaid assets & security deposits	49,643
Total Current Assets	1,920,787
Property and equipment, net	3,048
Intangible assets, net	3,830,823
Goodwill	700,528
Total Assets	6,455,186
Current Liabilities
Accounts payable and accrued expenses	1,275,184
Notes and loans payable-current, net of discount of $0 and $1,155, respectively	24,000
Related party payable	87,000
Related party loans	35,000
Total Current Liabilities	1,421,184
Long Term Liabilities
Notes and loans payable-long term	69,800
Total Long Term Liabilities	69,800
Total Liabilities	1,490,984
STOCKHOLDERS' EQUITY
Preferred stock, $0.00001 par value, 10,000,000 shares authorized, none issued and outstanding, as of March 31, 2014 and December 31, 2013, respectively
Common stock, $0.00001 par value, 250,000,000 shares authorized, 55,399,839 and 53,239,369 issued and outstanding, as of March 31, 2014 and December 31, 2013 respectively	554
Treasury stock	(623,000)
Additional paid in capital	14,274,875
Accumulated deficit	(8,688,227)
Total Stockholders' Deficit	4,964,202
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 6,455,186